DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DETAILS OF CASH FLOWS
Accounts receivable	$ (4,119)	$ 10,141
Prepaid expenses and other	(2,899)	61
Accounts payable and accrued liabilities	5,411	844
Deferred revenue	191	5,595
Changes in working capital balances	$ (1,416)	$ 16,641